Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

Shares issuances

On October 1, 2024, and November 1, 2024, the Company issued an aggregate of 56,123 shares of common stock, to the designee of ClearThink Capital for consulting services provided to the Company.

On October 18, 2024, the Company issued 172,000 shares of common stock with a fair value of $86,000 to Mark Crone for consulting services provided to the Company.

On October 18, 2024, the Company issued 168,000 shares of common stock with a fair value of $84,000 to Walter F. Lubkin Jr. for consulting services provided to the Company.

In October 2024 and November 2024, the Company issued 625,631 shares of common stock to Lind as partial conversion of $224,600 principal pursuant to the May 2023 and July 2023 convertible promissory note.

In October 2024 and November 2024, the Company sold an aggregate of 3,465,772 shares of common stock for net proceeds of $1,932,972 in an “at the market” offering pursuant to a sales agreement between the Company and Wainwright.

Note issuances

On October 1, 2024, pursuant to a securities purchase agreement, the Company issued to Diagonal a convertible promissory note in the principal amount of $121,900 with an original issue discount of $15,900 (the “October Diagonal Note”). The October Diagonal Note has a one-time interest payment of $14,628 paid upon issuance and a maturity date of June 30, 2025. The proceeds from the sale of the October Diagonal Note are for general working capital. Upon the occurrence of an event of default as described in the October Diagonal Note, the note will become immediately due and payable at a default interest rate of 22% of the then outstanding principal amount of the note. The October Diagonal Note has mandatory monthly payments of $15,170 beginning on October 30, 2024, and due on the 30th of every month thereafter until February 28, 2025.

British Columbia Lawsuit

On July 16, 2024, the Company, through TOBC, filed a lawsuit in the Supreme Court of British Columbia (the “Court”) against their landlords Steven Atkinson, Kathryn Atkinson and Janet Atkinson (the “Landlords”) requesting a declaration that their commercial lease located at 2904 and 2934 Jameson Road, Nanaimo, B.C. V9R 6W8 dated April 1, 2022 by and between TOBC and their Landlords is a valid lease and remains in full force and effect. The Company cannot provide any assurance as to the timing of resolution or outcome of this matter.

NASDAQ Delisting

On December 18, 2024, the Company received formal notice from The Nasdaq Stock Market LLC (“Nasdaq”) that the Nasdaq Hearings Panel (the “Panel”) had determined to delist the Company’s securities from Nasdaq based upon the Company’s violation of Listing Rule 5550(a)(2), the “Minimum Bid Price Requirement”. As a result of the Panel’s decision, Nasdaq suspended trading in the Company’s Common Stock effective with the open of business on Friday, December 20, 2024. Nasdaq will complete the delisting by filing a Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities and Exchange Act of 1934, as amended, on Form 25 with the U.S. Securities and Exchange Commission once all applicable Nasdaq appeal and review periods have expired.

The Company’s Common Stock is traded on the OTC Markets’ OTC Pink Current Information tier under the current symbol “BSFC”. The Company intends to apply to list its securities on the OTCQB as soon as practicable.

Vendor Agreement

On November 12, 2024 the Company entered into a vendor agreement with Low Tide LLC (“LT”). The term of the agreement is 180 days, with will be automatically renewed for additional successive 180 day terms unless either party gives 90 days written notice to terminate to the other.

LT has developed products, including but not limited to seafood, under the Wicked Tuna brand using its licensing rights from Pilgrim and the Toby Keith brand, (collectively the “Products”). We will, with LT, promote and sell the Products.

The Company may, at its discretion, provide funding for the inventory to fulfill a purchase order (each a “PO”) for the Products sold, and the parties will each receive the following:

(i)	As relates to Wicked Tuna, if the Company obtains a PO of a Product from its customers, we will pay LT a five percent (5%) margin on the Net Sales Amount. Net Sales Amount shall mean gross sales less returns and promotions and freight allowance.
(ii)	As relates to the Toby Keith brand, if LT obtains a PO for the Products from its customers and the Company funds the purchase of the inventory to fulfill the PO, the Company shall receive a fee of one percent (1%) of the amount funded per month from LT from the first day of each month that the amount remains outstanding plus an allocation expense which shall be a direct pass through of cost which shall be calculated to include the cost of the product as well expenses associated with transportation, storage and miscellaneous expenses. The Company will be paid directly by LT’s customers. Thereafter, the Company will pay LT its portion within 48 hours of receiving funds for each PO.

The parties agreed to certain customary covenants, including those relating to confidentiality and litigation. The parties also agreed to certain mutual indemnification provisions for breaches or inaccuracies in their respective representations and warranties or covenants.

Note 15. Subsequent Events

In order to refinance interest due on the June 14, 2023 note issued to Agile, on January 2, 2024, the Company, and Keeler & Co. entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $122,491 which principal and interest (of $48,996) is due on May 31, 2024. Commencing January 5, 2024, the Company is required to make weekly payments of $7,795 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $5,833 was paid on the loan. A default interest rate of 5% will become effective upon the occurrence of an event of default. In connection with the loan, Agile was issued a subordinated secured promissory note, dated January 2, 2024, in the principal amount of $122,491 which note is secured by all of the Borrower’s assets, including receivables.

ClearThink Term Loan

On January 18, 2024, the Company entered into the Revenue-Based Factoring MCA Plus Agreement with ClearThink which provides, among other things, for a 33-week term loan in the principal amount of $200,000 (with an additional one-time commitment fee of $50,000). Interest accrues at the rate of 25% per annum with an additional 5% default interest rate in the event of circumstances described in the agreement or $50,000 will be added to the principal amount and accrue after principal is paid. The Company is required to make biweekly payments of $14,706, commencing February 1, 2024 for the term of the Agreement. On January 25, 2024, the Company issued 7,092 shares of common stock to ClearThink as a commitment fee, with a fair value of $50,000.

On January 23, 2024 and February 1, 2024, the Company issued 1,528 and 1,654 shares of common stock, respectively, to the designee of ClearThink for consulting services provided to the Company.

During February 2024 and March 2024, the Company issued an aggregate of 226,656 shares of common stock for cash proceeds of $836,360 pursuant to a securities purchase agreement, dated May 16, 2023 with ClearThink.

Afritex Agreements

On February 1, 2024, the Company entered into a ninety-day Master Services Agreement (the “Services Agreement”) with Afritex Ventures, Inc. a Texas corporation (“Afritex”), pursuant to which the Company will be responsible for all of Afritex’s operations and finance functions. The Company will provide Afritex with working capital in order to sustain operations and will purchase certain inventory listed in the Services Agreement. In consideration for its services, during the term of the Services Agreement, the Company will be entitled to all of the revenue and profits earned by Afritex. Under the Services Agreement, Afritex may not sell or otherwise use as consideration any of its intellectual property without the Company’s consent. The Company must maintain certain commercial liability insurance during the term of the Services Agreement. The Services Agreement also provides that the Company may not solicit Afritex employees for 24 months nor circumvent existing business relationships of Afritex for three years, after the term of the Services Agreement. The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is not greater than $325,000.

In connection with the Services Agreement, on February 12, 2024, the Company entered into an Intangibles Assets and Machinery Option To Purchase Agreement with Afritex (the “Option Agreement”). Pursuant to the Option Agreement, the Company has the option to purchase Afritex’s intangible assets, machinery and equipment set forth in the Option Agreement for a purchase price of $554,714 for machinery and equipment and 100,000 shares of the Company’s common stock were issued on February 12, 2024 to be held in escrow, for intangible assets. In addition, for one year from the date of the Option Agreement, Afritex has an option to purchase up to $1,000,000 shares of the Company’s common stock at a 10% discount to the lowest volume-weighted average price in the immediately prior five days. The sale of any shares acquired by Afritex under the Option Agreement are subject to a “leak-out” provision as set forth in the Option Agreement. The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding. The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has not exercised its option to purchase such intangibles assets, machinery and equipment.

On March 11, 2024, the Company issued 15,000 shares of common stock to Lind, with a fair value of $60,000, as partial conversion of the principal pursuant to the May 2023 convertible promissory note.

Reverse Split

On May 7, 2024, the Company’s board of directors approved, and on April 30, 2024, the Company’s stockholders approved the granting of authority to the Board to amend the Company’s Certificate of Incorporation to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, by a ratio of not less than 1-for-2 and not more than 1-for-50, with the exact ratio to be determined by the Board in its sole discretion.

The Board determined to effectuate a 1:50 reverse stock split (the “Reverse Stock Split”) and on May 20, 2024 the Company amended its Certificate of Incorporation to effect the Reverse Stock Split which became effective on the same day. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to reflect the Reverse Stock Split.